COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 19, 2022 MXN ($)	Jul. 19, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Other Commitments [Line Items]
Line of credit			$ 2,017	$ 2,117
Credit lines utilized for bank performance guarantees			1,487	$ 1,595
Restricted deposits			$ 1,327		$ 0
Average interest rate			4.70%
Royalty rate			3.50%
Royalties, maximum percentage of grants received			100.00%
Remaining contingent obligations			$ 600
Buyer [Member]
Other Commitments [Line Items]
Repayment amount for adjustment to purchase price	$ 86,855	$ 4,250